Offerings - Offering: 1	Aug. 24, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,310,437,427.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 180,971.41
Offering Note	Capitalized terms used below but not defined herein have the meanings assigned to such terms in the Agreement and Plan of Merger, dated as of July 20, 2026, by and among Utz Brands, Inc., Idaho USA, Inc., Idaho Merger Sub, Inc. and Intersnack Group GmbH & Co. KG (the "Merger Agreement"). Aggregate number of securities to which transaction applies: As of July 15, 2026, the maximum number of shares of Utz Brands, Inc.'s Class A Common Stock, par value $0.0001 per share (the "Class A Common Stock"), to which this transaction applies is estimated to be 91,976,126, which consists of (1) 88,613,213 shares of Class A Common Stock entitled to receive the maximum payable per share merger consideration of $14.25 (which excludes Canceled Shares and Remainder Shares); (2) 16,923 shares of Class A Common Stock underlying outstanding and unexercised stock options to purchase shares of Class A Common Stock, which have an exercise price per share of $13.14 (such options, the "In-the-Money Options"); (3) 3,275,946 shares of Class A Common Stock underlying outstanding restricted stock units ("RSUs") and performance stock units ("PSUs"), which may be entitled to receive the maximum payable per share merger consideration of $14.25 (in the case of PSUs, assuming maximum performance of 200%, solely for purposes of calculating the filing fee); and (4) an estimated 70,044 shares of Class A Common Stock to be issued pursuant to the exercise of purchase rights under the Company ESPP, which may be entitled to receive the maximum payable per share merger consideration of $14.25. Shares of Utz Brands, Inc.'s Class V Common Stock, par value $0.0001 per share, will be automatically canceled for no consideration. Per unit price or other underlying value of transaction computed pursuant to Rule 0-11 under the Securities Exchange Act of 1934, as amended, (the "Exchange Act") (set forth the amount on which the filing fee is calculated and state how it was determined): Estimated solely for the purposes of calculating the filing fee, as of July 15, 2026, the underlying value of the transaction was calculated based on the sum of (1) the product of 88,613,213 shares of Class A Common Stock and the maximum payable per share merger consideration of $14.25, equal to $1,262,738,285.25; (2) the product of 16,923 shares of Class A Common Stock underlying the In-the-Money Options and $1.11 (which is the difference between the per share merger consideration of $14.25 and the exercise price of the In-the-Money Options of $13.14), equal to $18,784.53; (3) the product of 3,275,946 shares of Class A Common Stock underlying outstanding RSUs and PSUs (in the case of PSUs, assuming maximum performance of 200%, solely for purposes of calculating the filing fee) and the maximum payable per share merger consideration of $14.25, equal to $46,682,230.50; and (4) the product of 70,044 shares of Class A Common Stock estimated to be issued pursuant to the exercise of purchase rights under the Company ESPP and the maximum payable per share merger consideration of $14.25, equal to $998,127.00. In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the sum calculated in the preceding sentence by 0.00013810.